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                      GROUP VARIABLE FUNDING AGREEMENTS
                           SEPARATE ACCOUNT TWELVE
                       HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-114401

                              FILE NO. 333-114404

      SUPPLEMENT DATED JUNE 9, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

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               SUPPLEMENT DATED JUNE 9, 2006 TO YOUR PROSPECTUS

Effective June 12, 2006, the information for The Hartford Small Company Fund Sub-Account which appears in the table under the section entitled "The Funds" is deleted and replaced as follows:

THE HARTFORD SMALL COMPANY FUND              Hartford Investment Financial Services,     Growth of capital
   SUB-ACCOUNT which purchases Class A       LLC; sub-advised by Wellington
   shares of The Hartford Small Company      Management Company, LLP and Hartford
   Fund of The Hartford Mutual Funds,        Investment Management Company
   Inc. (Closed to Contracts issued on or
   after May 1, 2006)

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5983